Taxes and payroll charges payable	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Taxes and payroll charges payable

23	Taxes and payroll charges payable

	12.31.2021	12.31.2020

INSS (social security contribution) (i)	27.9	55.8
IRRF (withholding tax)	8.1	7.4
PIS and COFINS (ii)	4.0	8.0
IPI (manufacturing tax)	0.7	0.3
FGTS (government employee severance indemnity fund)	3.1	2.4
Others	6.6	9.8

	50.4	83.7

Current portion	40.4	71.9
Non-current portion	10.0	11.8
The Company is challenging, through both administrative and judicial proceedings, the constitutionality of the tax calculation base and its expansion, as well as the rate increase of certain taxes, social contributions, and charges, with the aim of ensuring its right to withhold payment or recover amounts paid in previous years.

By means of such administrative and judicial proceedings, the Company has obtained injunctions and similar measures to suspend payment or offset payment of taxes and social contributions and charges. Provisions have been recorded for taxes not paid, as a result of preliminary legal decisions, and are updated based on the SELIC interest rate, pending a final and definitive decision. In some cases, the Company maintains judicial deposit for the continuity of the judicial proceedings.

(i)	Corresponds substantially to:

•
Since February 2009, the Company filed a suit contesting the payment of social security on paid notice of dismissal and other indemnity payments. In October 2015 the Company obtained partial success in the dispute in relation to the employer’s portion of the Social Security on the paid notice, and therefore reduced the amount of the provision by US$ 2.5. The partial success was ratified in November 2017. Currently, the remaining amount involved in the dispute in respect of the notice established in the collective agreement and 1/3 of vacation benefit and other benefits is US$ 9.8 on December 31, 2021 (US$ 11.6 on December 31, 2020). In 2021 the reduction observed relates to favorable outcome to the Company of the notice established in the collective agreement in the amount of US$ 1.7.

Included in the amounts presented as INSS, there are also discussions of several notices received related to withhold taxes in the payment of third-party services (tax rate of 11%)

in the updated amount of US$
1.7
.

•
As highlight of 2021, the Company received favorable outcome in the discussion to guarantee the right to not collect social security contributions according to the system established by Law 13,670 / 2018 in 2018 (maintenance of the Social Security Contribution on Gross Revenue - CPRB until 12/31/2018). The amount involved in the discussion until March 2021 was US$ 27.2 and was divided into two separated legal demands. As of December 31, 2021, the amount involved and recorded as taxes and payroll charges payable is US$
4.9 due to the favorable outcome received by the Company related to the 2018 legal demand on May 2021
, reducing the exposure in the amount of US$ 24.5.

(ii)	Refers to:

•
Contributions to the PIS/PASEP fund (Social Integration Program / Public Servant Fund). The dispute, involving the calculation base for the non-cumulative
system, was included under the terms of Law 11,941/09, and the suit was withdrawn. The Company continues to contest criteria for application of the benefits of refinancing in the ambit of the legal dispute.

With respect to the legal disputes mentioned above, the tax payable will be recorded until there is an favorable outcome of the demands to the Company and no further appeals can be made.